Non-controlling interests - Schedule of Amount Attributable to VIIV Healthcare Group Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Total comprehensive income for the year attributable to non-controllinginterests	£ 2,882	£ 2,024	£ 7,885
Non-controlling interests in the Consolidated balance sheet	3,557	3,839
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [Line Items]
Total comprehensive income for the year attributable to non-controllinginterests	296	730	£ 14
Dividends paid to non-controlling interests	420	346
Non-controlling interests in the Consolidated balance sheet	£ 3,631	£ 3,755